Statements of Operations (Unaudited) (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Interest on loans	$ 2,806	$ 2,956	$ 5,601	$ 5,936	$ 11,918	$ 14,394
Interest on interest-bearing accounts	27	32	47	70	118	308
Total interest income	2,833	2,988	5,648	6,006	12,036	14,702
Interest expense:
Borrowings from financial institutions	1,177	1,334	2,451	2,660	5,370	6,609
Notes payable	661	724	1,321	1,451	2,836	3,308
Total interest expense	1,838	2,058	3,772	4,111	8,206	9,917
Net interest income	995	930	1,876	1,895	3,830	4,785
Provision for loan losses	383	843	483	978	2,377	1,322
Net interest income after provision for loan losses	612	87	1,393	917	1,453	3,463
Non-interest income	136	1	138	58	61	13
Non-interest expenses:
Salaries and benefits	370	317	737	726	1,363	1,200
Marketing and promotion	26	16	61	18	44	35
Office occupancy					136	127
Office operations and other expenses	390	297	750	473	975	1,225
Legal and accounting	207	150	425	331	597	835
Total non-interest expenses	993	780	1,973	1,548	3,115	3,422
Income (loss) before provision for income taxes	(245)	(692)	(442)	(573)	(1,601)	54
Provision for income taxes	4	(2)	8		15
Net income (loss)	$ (249)	$ (690)	$ (450)	$ (573)	$ (1,616)	$ 54